Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Tax Status

NOTE E - TAX STATUS

The IRS has determined and informed the Company by letter dated August 23, 2017 that the Plan and related trust are designed in accordance with applicable sections of the Internal Revenue Code (“IRC”). The Plan has been amended since receiving the tax determination letter. The Company believes that the Plan is designed and currently being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been provided in the Plan’s financial statements and the Company believes the Plan is qualified, and the related trust is tax-exempt.

Accounting principles generally accepted in the United States of America require the Company and Plan to evaluate tax positions taken by the Plan and recognize a related tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by a government authority. The Plan is subject to routine examinations by taxing jurisdictions; however, there are currently no examinations for any tax periods in progress.